Disposal of Subsidiaries - Schedule of Operations and Cash Flows of Discontinued Operations (Details) - Completion of Fuwei Disposition [Member] $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Operations and Cash Flows of Discontinued Operations [Line Items]
Revenues	$ 11,851
Cost of revenues	(9,038)
Gross profit	2,813
Total operating expenses	(2,941)
Loss from operations	(128)
Interest income	41
Interest expense	(154)
Other expenses, net	(6)
Loss from discontinued operation	(247)
Loss from discontinued operation before income taxes	524
Income from discontinued operations, net of tax	520
Net cash used in operating activities	(1,909)
Net cash provided by investing activities	1,859
Net cash provided by (used in) financing activities
Selling and Marketing Expense [Member]
Schedule of Operations and Cash Flows of Discontinued Operations [Line Items]
Total operating expenses	(672)
General and Administrative Expense [Member]
Schedule of Operations and Cash Flows of Discontinued Operations [Line Items]
Total operating expenses	(2,269)
Discontinued Operations [Member]
Schedule of Operations and Cash Flows of Discontinued Operations [Line Items]
Gain on sale of business	771
Income tax expense	(4)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	50
Net increase (decrease) in cash, cash equivalents and restricted cash of discontinued operations